UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    del Rey Global Investors, LLC
Address: 6701 Center Drive West
         Suite 655
         Los Angeles, CA  90045

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald W. Wheeler
Title:     Chief Compliance Officer
Phone:     310-649-1233

Signature, Place, and Date of Signing:

   /s/ Gerald W. Wheeler  Los Angeles, CA  February 10, 2012


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:    $69,677.8 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


1.  028-01190 Frank Russell Company


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						FORM 13F INFORMATION TABLE
					       del Rey Global Investors, LLC
						 AS OF December 31, 2011


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE

AEGON N V			ADR	007924103	186	46359	SH		Sole		45239	0	1120
ALCATEL				ADR	013904305	89	56891	SH		Sole		52072	0	4819
ANGLOGOLD LTD			ADR	035128206	447	10532	SH		Sole		10056	0	476
ASTRAZENECA PLC			ADR	046353108	309	6681	SH		Sole		6461	0	220
BARRICK GOLD CORP		CS	067901108	13300	293879	SH		Sole		12000	0	281879
BP PLC				ADR	055622104	496	11596	SH		Sole		11060	0	536
CHINA MOBILE HONG KONG LTD	ADR	16941M109	371	7657	SH		Sole		7297	0	360
DEUTSCHE BANK AG NAMEN		CS	D18190898	219	5791	SH		Sole		5631	0	160
GOLD FIELDS LTD NEW		ADR	38059T106	325	21307	SH		Sole		20226	0	1081
HUANENG PWR INTL INC		ADR	443304100	771	36660	SH		Sole		35100	0	1560
ISHARES TR MSCI EAFE IDX	ETF	464287465	1975	39881	SH		Sole		39881	0	0
KINROSS GOLD CORP		CS	496902404	5886	516285	SH		Sole		22160	0	494125
KT CORP				ADR	48268K101	6371	407365	SH		Sole		33125	0	374240
LLOYDS TSB GROUP PLC		ADR	539439109	193	122950	SH		Sole		118285	0	4665
MAGNA INTL INC			CS	559222401	5021	150740	SH		Sole		7326	0	143414
NEWMONT MINING CORP		CS	651639106	12739	212258	SH		Sole		10540	0	201718
NEXEN INC			CS	65334H102	5160	324250	SH		Sole		0	0	324250
NOKIA CORP			ADR	654902204	512	106134	SH		Sole		101204	0	4930
NOVARTIS A G			ADR	66987V109	636	11121	SH		Sole		10541	0	580
ROYAL DUTCH SHELL PLC		ADR	780259107	722	9497	SH		Sole		9085	0	412
SANOFI-SYNTHELABO		ADR	80105N105	649	17769	SH		Sole		16899	0	870
SIEMENS A G			ADR	826197501	432	4523	SH		Sole		4263	0	260
SK TELECOM LTD			ADR	78440P108	5508	404608	SH		Sole		0	0	404608
SUNCOR ENERGY INC NEW		CS	867224107	6798	235757	SH		Sole		18271	0	217486
TELECOM ITALIA S P A NEW	ADR	87927Y201	563	63282	SH		Sole		60520	0	2762


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